Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information Line Items
Entity Central Index Key	0002035697
Document Type	F-1
Entity Registrant Name	Polibeli Group Ltd
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Landmark Pluit Tower D 5th & 6th Floor
Entity Address, Address Line Two	Jl. Pluit Selatan Raya,
Entity Address, Address Line Three	Pluit, Penjaringan,
Entity Address, City or Town	Kota Jakarta Utara
Entity Address, Postal Zip Code	14450
Entity Address, Country	ID
City Area Code	IndonesiaTel: +62
Local Phone Number	21-22531366
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	122 East 42nd Street,
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10168
City Area Code	+1(800)
Local Phone Number	221-0102
Contact Personnel Name	Cogency Global Inc.
Entity Address, State or Province	NY